UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-03287

                                                     New Alternatives Fund

(Exact name of registrant as specified in charter)

150 Broadhollow Road, Suite PH2

                                                Melville, New York 11747

(Address of principal executive offices) (Zip code)

David J. Schoenwald, President

New Alternatives Fund

150 Broadhollow Road, Suite PH2

                                                Melville, New York 11747

(Name and address of agent for service)

Registrant’s telephone number, including area code: 631-423-7373

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

March 31, 2019

(Unaudited)

	Shares	Value
COMMON STOCKS – 91.6%
Alternate Energy – 76.3%
Energy Storage – 3.4%
Panasonic Corp. (Japan) SP ADR	775,000	$6,719,250

		6,719,250

Renewable Energy Power Producers & Developers — 62.1%
Acciona SA (Spain)	85,000	9,468,176
Atlantica Yield PLC (Great Britain)*	425,000	8,270,500
Avangrid, Inc.	190,000	9,566,500
Boralex, Inc., Class A (Canada)	100,000	1,418,790
Brookfield Renewable Partners LP (Bermuda/Canada)	315,000	10,064,250
Clearway Energy, Inc., Class A	255,000	3,707,700
Clearway Energy, Inc., Class C	275,000	4,155,250
EDP Renovaveis SA (Spain/Portugal)	950,000	9,058,174
Infratil Ltd. (New Zealand)	500,000	1,419,884
Innergex Renewable Energy, Inc. (Canada)	900,000	9,469,080
NextEra Energy Partners LP*	190,000	8,861,600
Northland Power, Inc. (Canada)	300,000	5,330,625
Orsted A/S (Denmark)	130,000	9,852,451
Pattern Energy Group, Inc., Class A*	440,000	9,680,000
TerraForm Power, Inc., Class A*	725,302	9,965,649
TransAlta Renewables, Inc. (Canada)	950,000	9,654,850
Trustpower Ltd. (New Zealand)	500,000	2,250,703

		122,194,182

Solar Photovoltaic — 0.6%
First Solar, Inc.**	10,000	528,400
Kyocera Corp. (Japan) SP ADR	10,000	589,050

		1,117,450

Wind Turbines — 10.2%
Siemens Gamesa Renewable Energy SA (Spain)	625,000	9,952,073
Vestas Wind Systems A/S (Denmark)	120,000	10,097,064

		20,049,137

Total Alternate Energy		150,080,019

Sustainable Energy Financial Services — 5.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	400,000	10,256,000

		10,256,000

Energy Conservation — 5.0%
Johnson Controls International PLC (Ireland)	25,000	923,500
Koninklijke Philips NV (Netherlands)	150,000	6,129,000
Owens Corning, Inc.	25,000	1,178,000
Signify NV (Netherlands)	60,000	1,605,232

		9,835,732

The accompanying notes are an integral part of these Schedule of Investments.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2019

(Unaudited)

	Shares	Value

Energy Management — 1.9%
ABB Ltd. (Switzerland) SP ADR	25,000	$471,750
Ingersoll-Rand PLC (Ireland)	25,000	2,698,750
Terna Rete Elettrica Nazionale SPA (Italy)	75,000	475,176

		3,645,676

Water Systems & Utilities — 1.7%
American Water Works Co., Inc.	25,000	2,606,500
Xylem, Inc.	10,000	790,400

		3,396,900

Transportation — 1.1%
BYD Co. Ltd. (China) SP ADR	85,000	1,024,675
Shimano, Inc. (Japan) SP ADR	25,000	406,125
Tesla, Inc.**	2,500	699,650

		2,130,450

Natural & Organic Food — 0.3%
Sprouts Farmers Market, Inc.**	25,000	538,500

		538,500

Recycling & Waste Management — 0.1%
Sims Metal Management Ltd. (Australia) SP ADR	25,000	187,500

		187,500

Total Common Stocks (Cost $163,502,412)		180,070,777

WARRANTS – 0.0%
Alternate Energy — 0.0%
Abengoa SA, Class B Exp. 2025 (Spain)^**	500,000	—

Total Warrants (Cost $4,204)		—

	Par
CERTIFICATES OF DEPOSIT – 0.2%
Socially Concerned Banks — 0.2%
Alternatives Federal Credit Union savings account 0.24% due 01/14/20	$100,000	100,000
Carver Federal Savings Bank 1.00% due 12/22/19	100,000	100,000
People’s United Bank 0.30% due 12/01/19	100,000	100,000
Self Help Credit Union 1.85% due 12/30/19	100,000	100,000
Urban Partnership Bank 0.30% due 01/28/20	100,000	100,000

Total Certificates of Deposit (Cost $500,000)		500,000

TOTAL INVESTMENTS (Cost $164,006,616) — 91.8%		180,570,777
Other Assets in Excess of Liabilities — 8.2%		16,062,608

Net Assets — 100.0%		$196,633,385

The accompanying notes are an integral part of these Schedule of Investments.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2019

(Unaudited)

*	These entities are commonly known as “Yieldco’s”.

^	An investment with a value of $0 or 0.0% of the Fund’s net assets was valued by the Fund’s investment advisor.

**	Non-income producing security.

LP	-Limited Partnership
PLC	-Public Limited Company
REIT	-Real Estate Investment Trust
SP ADR	-Sponsored American Depositary Receipts

The accompanying notes are an integral part of these Schedule of Investments.

NEW ALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2019

(Unaudited)

1. PORTFOLIO VALUATION – The New Alternatives Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on national securities exchanges where they are primarily traded or on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are valued based on amortized cost. Certificates of Deposit securities are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2.

Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation. The Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As such, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.

If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by Accrued Equities, Inc., the Fund’s investment advisor, under methods established by and under the general supervision of the Trust’s Board of Trustees. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. The Fund does not invest in unlisted securities.

2. FAIR VALUE MEASUREMENTS – The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

●	Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 -

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

NEWALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2019

(Unaudited)

●	Level 3 -

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s assets carried at fair value:

	Total Value at 03/31/2019	Level 1 – Quoted Price	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Common Stocks
Alternate Energy	$150,080,019	$148,661,229	$1,418,790	$—
Sustainable Energy Financial Services	10,256,000	10,256,000	—	—
Energy Conservation	9,835,732	9,835,732	—	—
Energy Management	3,645,676	3,645,676	—	—
Water Systems & Utilities	3,396,900	3,396,900	—	—
Transportation	2,130,450	2,130,450	—	—
Natural & Organic Food	538,500	538,500	—	—
Recycling & Waste Management	187,500	187,500	—	—
Warrants	0	—	0	—
Certificates of Deposit	500,000	—	500,000	—

Total	$180,570,777	$178,651,987	$1,918,790	$—

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

The Fund utilizes an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time the Fund valued certain foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were not deemed to have occurred at March 31, 2019, and therefore, the Fund did not utilize the external pricing service model adjustments. Transfers in and out between

NEWALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2019

(Unaudited)

Levels are based on values at the end of the period. The Fund did not hold any Level 3 categorized securities during the period ended March 31, 2019.

3. FEDERAL INCOME TAX INFORMATION–At March 31, 2019, the cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, were as follows:

Aggregate Cost	$164,006,616

Gross unrealized appreciation	$30,261,627
Gross unrealized depreciation	(13,697,466)

Net unrealized appreciation	$16,564,161

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Alternatives Fund

By (Signature and Title)* /s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(principal executive officer)

Date 5/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(principal executive officer)

Date 5/29/2019

* Print the name and title of each signing officer under his or her signature.